Convertible Promissory Note Payable - Summary of Convertible Promissory Note Payable (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Convertible Promissory Note Payable [Line Items]
Beginning balance	¥ 10,117,188
Beginning balance	10,117,188
Interest paid	(867,715)	¥ (1,151,421)	¥ (499,493)
Ending balance	10,669,498	10,117,188
Ending balance	10,669,498	10,117,188
Convertible Promissory Note Payable [member] | Liability [Member]
Disclosure of Convertible Promissory Note Payable [Line Items]
Beginning balance	10,117,188	10,014,377	9,134,809
Interest accrued at effective interest rate	893,001	883,759	819,754
Interest paid	(100,937)	(92,981)	(100,522)
Exchange differences	(239,754)	(687,967)	160,336
Ending balance	10,669,498	10,117,188	10,014,377
Convertible Promissory Note Payable [member] | Equity [member]
Disclosure of Convertible Promissory Note Payable [Line Items]
Beginning balance	5,744,955	5,744,955	5,744,955
Ending balance	¥ 5,744,955	¥ 5,744,955	¥ 5,744,955